INVENTORIES	12 Months Ended
Jan. 02, 2022
Inventories [Abstract]
INVENTORIES	INVENTORIES:

	January 2, 2022	January 3, 2021

Raw materials and spare parts inventories	$183,065	$124,243
Work in progress	53,482	42,590
Finished goods	537,811	561,159
	$774,358	$727,992
The amount of inventories recognized as an expense and included in cost of sales was $1,910.6 million for fiscal 2021 (2020 - $1,677.3 million). For fiscal 2021, cost of sales included a net recovery of $1.3 million related to discontinued and closeout inventories carried at net realizable value. For fiscal 2020, cost of sales included an expense of $108.1 million related to the write-down of inventory to net realizable value as a result of product line reductions including the $55.2 million impact of the Company’s strategic initiatives to significantly reduce its stock keeping unit ("SKU") count, $6.2 million impact for the discontinuance of personal protective equipment (PPE), and the decline in the net realizable value of certain inventories due to market conditions in fiscal 2020.